Fair Value Measurements - Schedule of fair value of held-to-maturity (Detail) - LIVE OAK ACQUISITION CORP. I I [Member]	5 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements [Line Items]
Held-To-Maturity	U.S. Treasury Securities (Mature on 5/11/2021)
Amortized Cost	$ 253,017,318
Gross Holding Loss	(15,710)
Fair Value	$ 253,001,608